Investment Objectives and Goals	Dec. 31, 2025
Blue Chip Fund
Prospectus [Line Items]
Risk/Return [Heading]	BLUE CHIP FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Bond Market Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	BOND MARKET INDEX FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income.
Capital Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	CAPITAL SECURITIES FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income.
Diversified Real Asset Fund
Prospectus [Line Items]
Risk/Return [Heading]	DIVERSIFIED REAL ASSET FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks a long-term total return in excess of inflation.
Global Listed Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL LISTED INFRASTRUCTURE FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks total return.
Global Macro Fund
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL MACRO FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation while managing portfolio volatility.
Global Multi-Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL MULTI-STRATEGY FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility.
International Equity Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL EQUITY INDEX FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
International Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	INTERNATIONAL SMALL COMPANY FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Opportunistic Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	OPPORTUNISTIC MUNICIPAL FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Small-MidCap Dividend Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SMALL-MIDCAP DIVIDEND INCOME FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and long-term growth of income and capital.
Spectrum Preferred and Capital Securities Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income.